SCHEDULE OF COMPUTATION OF BASIC AND DILUTED NET INCOME PER SHARE (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Earnings Per Share [Abstract]
Net loss attributable to the common stockholders	$ (4,145,936)	$ (2,929,817)	$ (3,004,619)
Basic weighted average outstanding shares of common stock	1,100,372	934,915	909,915
Dilutive effect of options and warrants
Diluted weighted average common stock and common stock equivalents	1,100,372	934,915	909,915
Net loss per share, basic	$ (3.77)	$ (3.13)	$ (3.30)
Net loss per share, diluted	$ (3.77)	$ (3.13)	$ (3.30)